UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek         Oak Brook, IL             January 5, 2011
     -----------------------         -------------            -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            59

Form 13F Information Table Value Total:      $173,110
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF                        SHRS OR  SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS     CUSIP      VALUE     PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ---------- --------- -------------------- ---------- --------- --------------------
ABERDEEN EQUITY LONG SHORT FUND CLASS A
   TOTAL                                    M     3020377           12         1 SH          SOLE                                 1
CLAYMORE EXCHANGE TRADED FD TR 2
   CLAYMORE S&P GLOBAL WATER TOTAL        ETF   18383Q507      169,504     8,161 SH          SOLE                             8,161
DOW CHEMICAL TOTAL                          C   260543103          956        28 SH          SOLE                                28
DWS MON MKT PRIME SERIES- DWS MON MKT
   FUND TOTAL                              MM   23339A101      276,633   276,633 SH          SOLE                           276,633
EGA EMERGING GLOBAL SHS TR EMERGING
   GLOBAL SHS INDXX CHINA
   INFRASTRUCTURE TOTAL                   ETF   268461837        6,228       292 SH          SOLE                               292
FEDERATED PRIME CASH SERIES FUND TOTAL     MM   147551105    1,783,293 1,783,293 SH          SOLE                         1,783,293
FEDERATED US TREASURY CASH RESERVES
   FUND INSTITUTIONAL CLASS TOTAL          MM   60934N682      276,525   276,525 SH          SOLE                           276,525
FIDELITY CASH RESERVE FUND RETAIL CLASS
   TOTAL                                   MM   316067107      281,466   281,466 SH          SOLE                           281,466
GLOBAL INDUSTRIES LTD TOTAL                 C   379336100          305        44 SH          SOLE                                44
ISHARES COMEX GOLD TR ISHARES TOTAL       ETF   464285105      783,599    56,374 SH          SOLE                            56,374
ISHARES IBOXX INVESTOP INVESTMENT GRADE
   CORP BD FD TOTAL                       ETF   464287242    7,390,945    68,157 SH          SOLE                            68,157
ISHARES MSCI ACWI EX US INDEX FD ETF
   TOTAL                                  ETF   464288240       48,796     1,108 SH          SOLE                             1,108
ISHARES MSCI EAFE INDEX FUND EFA TOTAL    ETF   464287465    4,842,274    83,172 SH          SOLE                            83,172
ISHARES MSCI PACIFIC EX-JAPAN INDEX
   FUND TOTAL                             ETF   464286665      207,464     4,416 SH          SOLE                             4,416
ISHARES RUSSELL 1000 INDEX FUND TOTAL     ETF   464287622       29,830       427 SH          SOLE                               427
ISHARES RUSSELL 2000 INDEX FUND TOTAL     ETF   464287655    5,272,907    67,394 SH          SOLE                            67,394
ISHARES RUSSELL 2000 VALUE INDEX FUND
   TOTAL                                  ETF   464287630   12,344,992   173,653 SH          SOLE                           173,653
ISHARES RUSSELL MIDCAP INDEX FUND TOTAL   ETF   464287499        2,747        27 SH          SOLE                                27
ISHARES RUSSELL MIDCAP VALUE INDEX
   TOTAL                                  ETF   464287473       21,515       478 SH          SOLE                               478
ISHARES S&P 500 INDEX FD TOTAL            ETF   464287200   31,682,816   250,953 SH          SOLE                           250,953
ISHARES S&P GLOBAL ENERGY SECTOR INDEX
   FUND TOTAL                             ETF   464287341    1,149,028    29,417 SH          SOLE                            29,417
ISHARES S&P GLOBAL TECHNOLOGY SECTOR
   INDEX FUND TOTAL                       ETF   464287291       10,809       176 SH          SOLE                               176
ISHARES S&P GROWTH INDEX FD TOTAL         ETF   464287309      419,897     6,396 SH          SOLE                             6,396
ISHARES S&P MIDCAP 400 GROWTH INDEX FD
   TOTAL                                  ETF   464287606        3,626        36 SH          SOLE                                36
ISHARES S&P NATIONAL
   TOTAL                                  ETF   464288414       13,984       141 SH          SOLE                               141
ISHARES S&P SMALLCAP 600 GROWTH INDEX
   FD TOTAL                               ETF   464287887        3,484        48 SH          SOLE                                48
ISHARES S&P VALUE INDEX FD TOTAL          ETF   464287408    4,813,144    80,771 SH          SOLE                            80,771
ISHARES SILVER TRUST
   TOTAL                                  ETF   46428Q109      119,060     3,945 SH          SOLE                             3,945
ISHARES TR BARCLAYS 1-3 YR TREAS INDEX
   FD TOTAL                               ETF   464287457    3,917,583    46,649 SH          SOLE                            46,649
ISHARES TR BARCLAYS 20+ TREAS BD FD
   TOTAL                                  ETF   464287432    1,326,433    14,093 SH          SOLE                            14,093
ISHARES TR BARCLAYS 7-10 YR TRES INDEX
   FD TOTAL                               ETF   464287440    1,418,652    15,121 SH          SOLE                            15,121
ISHARES TR BARCLAYS INTERMED CR BD FD
   TOTAL                                  ETF   464288638   10,085,500    95,888 SH          SOLE                            95,888
ISHARES TR BARCLAYS TIPS BD FD
   PROTECTED SECS FD TOTAL                ETF   464287176   11,213,261   104,290 SH          SOLE                           104,290
ISHARES TR BARCLAYS US AGGREGATE BD FD
   TOTAL                                  ETF   464287226   30,777,057   291,036 SH          SOLE                           291,036
ISHARES TR COHEN & STEERS REALTY MAJORS
   INDEX FD TOTAL                         ETF   464287564      830,438    12,636 SH          SOLE                            12,636
ISHARES TR DOW JONES SELECT DIV INDEX
   FD TOTAL                               ETF   464287168      186,427     3,739 SH          SOLE                             3,739
ISHARES TR FTSE CHINA 25 INDEX FD TOTAL   ETF   464287184       55,672     1,292 SH          SOLE                             1,292
ISHARES TR SP US PFD
   TOTAL                                  ETF   464288687    2,288,851    58,991 SH          SOLE                            58,991
ISHARES TRUST - ISHARES FTSE
   EPRA/NAREIT GLOBAL REAL ESTATE
   EX-U.S. INDEX FUND    TOTAL            ETF   464288489       12,931       417 SH          SOLE                               417
ISHARES TRUST ISHARES MSCI VALUE INDEX
   FUND             TOTAL                 ETF   464288877   10,514,924   207,109 SH          SOLE                           207,109
J & J SNACK FOODS CORP TOTAL                C   466032109          917        19 SH          SOLE                                19
KNIGHT CAP GROUP INC COM TOTAL              C   499005106        1,076        78 SH          SOLE                                78
MATTHEWS INTERNATIONAL CORPORATION -
   CLASS A COMMON STOCK TOTAL               C   577128101        1,854        53 SH          SOLE                                53
MONTPELIER RE HOLDINGS LTD SHS ISIN
   #BMG621851069 TOTAL                      C   G62185106        1,057        53 SH          SOLE                                53
MOTOROLA, INC. TOTAL                        C   620076109        1,324       146 SH          SOLE                               146
NIKE INC CLASS B TOTAL                      C   654106103        1,281        15 SH          SOLE                                15
OLD MUTUAL ANALYTIC FUND CLASS A TOTAL      M   680029816        1,676       173 SH          SOLE                               173
PLANTRONICS INC TOTAL                       C   727493108        2,345        63 SH          SOLE                                63
POWERSHARES DYNAMIC LARGE CAP VALUE
   PORTFOLIO        TOTAL                 ETF   73935X708       38,264     2,065 SH          SOLE                             2,065
RADIANT SYSTEMS INC TOTAL                   C   75025N102        1,487        76 SH          SOLE                                76
SELECT SECTOR SPDR FD HEALTH CARE TOTAL   ETF   81369Y209      195,080     6,193 SH          SOLE                             6,193
SPDR LEHMAN INT'L TREASURY BOND ETF
   TOTAL                                  ETF   78464A516    9,742,476   166,652 SH          SOLE                           166,652
SPDR SERIES TRUST DB INT'L GOV'T
   INFLATION-PROTECTED BOND ETF
   TOTAL                                  ETF   78464A490       61,480     1,058 SH          SOLE                             1,058
ST SPDR SP BRIC 40
   TOTAL                                  ETF   78463X798      230,165     8,391 SH          SOLE                             8,391
VANGUARD DIVIDEND APPRECIATION VIPERS
   TOTAL                                  ETF   921908844   14,821,818   281,623 SH          SOLE                           281,623
VANGUARD LARGE-CAP VIPERS
   TOTAL                                  ETF   922908637    1,297,953    22,530 SH          SOLE                            22,530
VISA INC COM CL A TOTAL                     C   92826C839        5,982        85 SH          SOLE                                85
WELLS FARGO & CO NEW COM TOTAL              C   949746101      105,490     3,404 SH          SOLE                             3,404
WISDOMETREE TR HIGH YIELDING EQUITY FD
   TOTAL                                  ETF   97717W208    2,014,604    51,776 SH          SOLE                            51,776